PROVISIONS - Narrative (Details) - Environmental rehabilitation - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	$ 126	$ (521)
Change in discount rate used in sensitivity analysis		1.00%
1% increase [Member]
Disclosure of other provisions [line items]
Increase (decrease) through change in discount rate, other provisions		$ (219)
1% decrease [Member]
Disclosure of other provisions [line items]
Increase (decrease) through change in discount rate, other provisions		$ 266